Other Income (Expenses), Net (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Aug. 31, 2015
Other Income and Expenses [Abstract]
Equity component of AFUDC	CAD 37	CAD 23
Interest income	7	8
Entity Information [Line Items]
Net gain on sale of commercial real estate and hotel assets (Note 28)	0	109
Gain on sale of non-regulated generation assets (Note 28)	0	56
Net foreign exchange gain	0	13
Loss on settlement of expropriation matters (Note 9)	0	(9)
Other	2	(3)
Other income (expenses), net	53	197
Expenses associated with sale of real estate and hotel assets		23
Expenses and foreign exchange impacts associated with sale of non-regulated assets		6
Loss on settlement of expropriation matters	0	9
Belize Electricity
Entity Information [Line Items]
Equity income - Belize Electricity	CAD 7	0
Loss on settlement of expropriation matters (Note 9)		(9)
Loss on settlement of expropriation matters		CAD 9
Equity investment ownership (percent)	33.00%		33.00%